OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Foreign currency translation
Net unrealized foreign currency translation gains (losses) in respect of foreign operations	$ 208	$ (1,001)	$ 386	$ (1,104)
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	0	0	0	17
(Losses) gains on hedges of net investments in foreign operations	(121)	517	(200)	572
Foreign currency translation	87	(484)	186	(515)
Cash flow hedges
(Losses) gains on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2023 of $(31) million and $(29) million (2022 – $(1) million and $(7) million)	275	(35)	231	66
Cash flow hedges	275	(35)	231	66
Equity accounted investments
Share of unrealized foreign currency translation losses in respect of foreign operations	1	(2)	1	(2)
Gains on derivatives designated as cash flow hedges	17	22	3	75
Equity accounted investments	18	20	4	73
Items that will not be reclassified to net income:
Unrealized losses on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2023 of nil and nil (2022 – nil and $(3) million)	(2)	(19)	(15)	(20)
Remeasurement of defined benefit obligations	(2)	1	(2)	1
Revaluation surplus (deficit)	(2)	0	2	0
Items that will not be reclassified to net income:	(6)	(18)	(15)	(19)
Other comprehensive (loss) income	374	(517)	406	(395)
(Losses) gains on derivatives designated as cash flow hedges, income taxes	(31)	(1)	(29)	(7)
Unrealized losses on securities - FVTOCI, income taxes	0	0	0	(3)
Revaluation surplus, income taxes	$ 1	$ 0	$ (1)	$ 0